Exhibit 99.2 - Schedule 6

Client Name:
Client Project Name:	HOF 2019-2
Start - End Dates:	7/25/2016 - 4/10/2019
Deal Loan Count:	14

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER2850	ARM terms do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH121	Bankruptcy history does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	Application	CRDAPP130	Application is incomplete	1
Property Valuations	Appraisal	PRVAAPPR233	Comps or Adjustments Not Appropriate	1
Property Valuations	Appraisal	PRVAAPPR237	Appraisal is stale dated without recertification in file	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	1
Compliance	Federal Consumer Protection	CMPFDCP849	TILA - Required ARM Loan Program Disclosure missing	1
Compliance	State Rate Spread	CMPSRS2051	CA Higher-Priced Loan	1
Total				10

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